Share capital - Summary of Principal Terms of Preference Shares (Details) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 01, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Shares redeemed, value			$ 255	$ 297
Contributed surplus			$ 1,172	1,157
Preferred shares
Disclosure of classes of share capital [line items]
OUTSTANDING (in shares)			155,075,100
STATED CAPITAL			$ 3,870	4,003
Series Q
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.50
ISSUED (in shares)			0
OUTSTANDING (in shares)			0
STATED CAPITAL			$ 0	0
Series R
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE			3.018%
REDEMPTION PRICE (in cad per share)			$ 25.00
ISSUED (in shares)			7,992,000
OUTSTANDING (in shares)			7,992,000
STATED CAPITAL			$ 200	200
Recurring redemption date term			5 years
Series S
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.50
ISSUED (in shares)			2,125,067
OUTSTANDING (in shares)			2,125,067
STATED CAPITAL			$ 53	53
Series T
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE			4.99%
REDEMPTION PRICE (in cad per share)			$ 25.00
ISSUED (in shares)			5,820,633
OUTSTANDING (in shares)			5,820,633
STATED CAPITAL			$ 146	147
Recurring redemption date term			5 years
Series Y
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.50
ISSUED (in shares)			7,009,252
OUTSTANDING (in shares)			7,009,252
STATED CAPITAL			$ 175	202
Series Z
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE			5.346%
REDEMPTION PRICE (in cad per share)			$ 25.00
ISSUED (in shares)			2,973,348
OUTSTANDING (in shares)			2,973,348
STATED CAPITAL			$ 74	48
Recurring redemption date term			5 years
Series AA
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE			4.94%
REDEMPTION PRICE (in cad per share)			$ 25.00
ISSUED (in shares)			12,254,761
OUTSTANDING (in shares)			12,254,761
STATED CAPITAL			$ 312	291
Recurring redemption date term			5 years
Series AB
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.50
ISSUED (in shares)			7,664,939
OUTSTANDING (in shares)			7,664,939
STATED CAPITAL			$ 195	219
Series AC
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	5.08%		4.38%
REDEMPTION PRICE (in cad per share)			$ 25.00
ISSUED (in shares)			10,007,791
OUTSTANDING (in shares)			10,007,791
STATED CAPITAL			$ 255	256
Recurring redemption date term			5 years
Series AD
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.50
ISSUED (in shares)			9,951,109
OUTSTANDING (in shares)			9,951,109
STATED CAPITAL			$ 254	254
Series AE
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.50
ISSUED (in shares)			6,460,913
OUTSTANDING (in shares)			6,460,913
STATED CAPITAL			$ 162	163
Series AF
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE			3.865%
REDEMPTION PRICE (in cad per share)			$ 25.00
ISSUED (in shares)			9,472,387
OUTSTANDING (in shares)			9,472,387
STATED CAPITAL			$ 237	237
Recurring redemption date term			5 years
Series AG
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE			3.37%
REDEMPTION PRICE (in cad per share)			$ 25.00
ISSUED (in shares)			8,921,530
OUTSTANDING (in shares)			8,921,530
STATED CAPITAL			$ 223	224
Recurring redemption date term			5 years
Series AH
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.50
ISSUED (in shares)			4,987,870
OUTSTANDING (in shares)			4,987,870
STATED CAPITAL			$ 125	125
Series AI
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE			3.39%
REDEMPTION PRICE (in cad per share)			$ 25.00
ISSUED (in shares)			9,477,640
OUTSTANDING (in shares)			9,477,640
STATED CAPITAL			$ 237	238
Recurring redemption date term			5 years
Series AJ
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.50
ISSUED (in shares)			4,454,760
OUTSTANDING (in shares)			4,454,760
STATED CAPITAL			$ 111	112
Series AK
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE			3.306%
REDEMPTION PRICE (in cad per share)			$ 25.00
ISSUED (in shares)			23,119,512
OUTSTANDING (in shares)			23,119,512
STATED CAPITAL			$ 578	580
Recurring redemption date term			5 years
Series AL
Disclosure of classes of share capital [line items]
ISSUED (in shares)			1,797,188
OUTSTANDING (in shares)			1,797,188
STATED CAPITAL			$ 45	45
Recurring redemption date term			5 years
Series AL | December 31, 2026
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.00
Series AL | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.50
Series AM
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE			2.939%
REDEMPTION PRICE (in cad per share)			$ 25.00
ISSUED (in shares)			10,422,778
OUTSTANDING (in shares)			10,422,778
STATED CAPITAL			$ 239	239
Recurring redemption date term			5 years
Series AN
Disclosure of classes of share capital [line items]
ISSUED (in shares)			1,052,822
OUTSTANDING (in shares)			1,052,822
STATED CAPITAL			$ 24	24
Recurring redemption date term			5 years
Series AN | March 31, 2026
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.00
Series AN | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			25.50
Series AO
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)
ISSUED (in shares)			0
OUTSTANDING (in shares)			0
STATED CAPITAL		$ 118	$ 0	118
Recurring redemption date term			5 years
Shares redeemed (in shares)		4,600,000
Shares redeemed, value		$ 115
Contributed surplus		$ 3
Series AP
Disclosure of classes of share capital [line items]
ISSUED (in shares)			0
OUTSTANDING (in shares)			0
STATED CAPITAL			$ 0	0
Recurring redemption date term			5 years
Series AP | March 31, 2027
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.00
Series AP | After March 31, 2027 and Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.50
Series AQ
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE			4.812%
REDEMPTION PRICE (in cad per share)			$ 25.00
ISSUED (in shares)			9,108,800
OUTSTANDING (in shares)			9,108,800
STATED CAPITAL			$ 225	228
Recurring redemption date term			5 years
Series AR
Disclosure of classes of share capital [line items]
ISSUED (in shares)			0
OUTSTANDING (in shares)			0
STATED CAPITAL			$ 0	$ 0
Recurring redemption date term			5 years
Series AR | September 30, 2028
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.00
Series AR | After September 30, 2028 And Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)			$ 25.50